Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ASH

Commercial Mortgage Pass-Through Certificates, Series 2016-ASH

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

7 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172
Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ASH Commercial Mortgage Pass-Through Certificates, Series 2016-ASH (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,

c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loan,

iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

7 November 2016

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ASH (the “Issuing Entity”) that will be established by the Depositor,

b.	The assets of the Issuing Entity will consist primarily of a promissory note issued by 18 special purpose entities (collectively, the “Borrowers”), evidencing a floating rate loan (the “Mortgage Loan”),

c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Borrowers’ fee interests and the operating lessees’ leasehold interests in eight select service hotel properties, six full service hotel properties and four extended stay hotel properties located in seven states (collectively, the “Properties”) and

d.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 November 2016 (the “Reference Date”) and

b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and

b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date

b.	Initial Maturity Date and

c.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),

ii.	Original Mezz Loan Term (Excluding Extensions),

iii.	Original Mortgage Loan Term (Including Extensions) and

iv.	Original Mezz Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	Using the:

a.	Seasoning,

b.	Original Mortgage Loan Term (Excluding Extensions),

c.	Original Mezz Loan Term (Excluding Extensions),

d.	Original Mortgage Loan Term (Including Extensions) and

e.	Original Mezz Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity,

ii.	Remaining Mezz Loan Term to Maturity,

iii.	Remaining Mortgage Loan Term to Maturity (Including Extensions) and

iv.	Remaining Mezz Loan Term to Maturity (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to the Mortgage Loan and Mezzanine Loan, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:

a.	Use “NAP” for the:

i.	Original Mortgage Loan Amortization Term (Excluding Extensions),

ii.	Mezz Loan Amortization Term (Excluding Extensions),

iii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions),

iv.	Remaining Mezz Loan Amortization Term (Excluding Extensions),

v.	Remaining Mortgage Loan Amortization Term (Including Extensions) and

vi.	Remaining Mezz Loan Amortization Term (Including Extensions)

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,

c.	Use the “Original Mezz Loan Term (Excluding Extensions)” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezz Loan IO Period” characteristic on the Final Data File,

d.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:

i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Loan Amount ($)”),

ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance”) and

iii.	Principal balance of the Mortgage Loan and each Property as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Allocated Mortgage Loan Balance”) and

Attachment A Page 4 of 9

7. (continued)

e.	Use the “Original Allocated Mezzanine Loan Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, for the:

i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Current Mezzanine Loan Balance”),

ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Initial Maturity Allocated Mezzanine Loan Balance”) and

iii.	Principal balance of the Mezzanine Loan and each property as of the “Fully Extended Maturity Date” of the Mezzanine Loan (the “Final Maturity Allocated Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Original Allocated Mortgage Loan Balance,

b.	Original Allocated Mezzanine Loan Balance,

c.	Cut-off Date Allocated Loan Amount ($),

d.	Current Mezzanine Loan Balance,

e.	Initial Maturity Allocated Mortgage Loan Balance,

f.	Initial Maturity Allocated Mezzanine Loan Balance,

g.	Final Maturity Allocated Mortgage Loan Balance and

h.	Final Maturity Allocated Mezzanine Loan Balance

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,

ii.	Current Allocated Total Debt Balance,

iii.	Initial Maturity Allocated Total Debt Balance and

iv.	Total Debt Final Maturity Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

10.	Using the:

a.	Mortgage Spread,

b.	Mezz Spread,

c.	Original Allocated Mortgage Loan Balance and

d.	Original Allocated Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:

a.	Mortgage Spread,

b.	Mezz Spread,

c.	Total Debt Spread,

d.	LIBOR Floor,

e.	LIBOR Cap and

f.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.5290% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,

ii.	Mezzanine Loan Interest Rate and

iii.	Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.	Mortgage Spread,

b.	Mezz Spread,

c.	Total Debt Spread and

d.	LIBOR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Rate (at LIBOR Cap),

ii.	Mezzanine Loan Rate (at LIBOR Cap) and

iii.	Total Rate (at LIBOR Cap)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

13.	Using the:

a.	Cut-off Date Allocated Loan Amount ($),

b.	Mortgage Loan Interest Rate,

c.	Mortgage Rate (at LIBOR Cap) and

d.	Mortgage Accrual Basis

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 13., we recalculated the:

i.	Annual Mortgage Debt Service,

ii.	Monthly Mortgage Debt Service,

iii.	Annual Mortgage Debt Service (at LIBOR Cap) and

iv.	Monthly Mortgage Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Cut-off Date Allocated Loan Amount ($),” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (at LIBOR Cap)” of the Mortgage Loan as the product of:

a.	The “Cut-off Date Allocated Loan Amount ($),” as shown on the Final Data File,

b.	The “Mortgage Rate (At LIBOR Cap),” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” and “Monthly Mortgage Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” and “Annual Mortgage Debt Service (at LIBOR Cap),” respectively.

Attachment A Page 7 of 9

14.	Using the:

a.	Current Mezzanine Loan Balance,

b.	Mezzanine Loan Interest Rate,

c.	Mezzanine Loan Rate (at LIBOR Cap) and

d.	Mezz Loan Accrual Basis

of the Mezzanine Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 14., we recalculated the:

i.	Annual Mezz Debt Service,

ii.	Monthly Mezz Debt Service,

iii.	Annual Mezz Loan Debt Service (at LIBOR Cap) and

iv.	Monthly Mezz Loan Debt Service (at LIBOR Cap)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service” of the Mezzanine Loan as the product of:

a.	The “Current Mezzanine Loan Balance,” as shown on the Final Data File,

b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Loan Debt Service (at LIBOR Cap)” of the Mezzanine Loan as the product of:

a.	The “Current Mezzanine Loan Balance,” as shown on the Final Data File,

b.	The “Mezzanine Loan Rate (At LIBOR Cap),” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service” and “Monthly Mezz Loan Debt Service (at LIBOR Cap)” of the Mezzanine Loan as 1/12th of the “Annual Mezz Debt Service” and “Annual Mezz Loan Debt Service (at LIBOR Cap),” respectively.

15.	Using the:

a.	Annual Mortgage Debt Service,

b.	Annual Mezz Debt Service,

c.	Annual Mortgage Debt Service (at LIBOR Cap) and

d.	Annual Mezz Loan Debt Service (at LIBOR Cap)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service and

ii.	Annual Total Debt Service (at LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

16.	Using the:

a.	Annual Mortgage Debt Service,

b.	Annual Mortgage Debt Service (at LIBOR Cap),

c.	Cut-off Date Allocated Loan Amount ($),

d.	Initial Maturity Allocated Mortgage Loan Balance,

e.	TTM September 2016 NOI ($),

f.	TTM September 2016 NCF ($),

g.	Appraised Value and

h.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,

ii.	Mortgage Loan TTM NCF DSCR,

iii.	Mortgage Loan TTM NOI DSCR (at LIBOR Cap),

iv.	Mortgage Loan TTM NCF DSCR (at LIBOR Cap),

v.	Current Mortgage Loan LTV,

vi.	Maturity Mortgage Loan LTV,

vii.	Mortgage Loan TTM NOI DY,

viii.	Mortgage Loan TTM NCF DY and

ix.	Mortgage Loan Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (at LIBOR Cap)” and “Mortgage Loan TTM NCF DSCR (at LIBOR Cap)” to two decimal places and

b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

17.	Using the:

a.	Annual Total Debt Service,

b.	Annual Total Debt Service (at LIBOR Cap),

c.	Current Allocated Total Debt Balance,

d.	Initial Maturity Allocated Total Debt Balance,

e.	TTM September 2016 NOI ($),

f.	TTM September 2016 NCF ($),

g.	Appraised Value and

h.	Units

of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM NOI DSCR,

ii.	Total Debt TTM NCF DSCR,

iii.	Total Debt TTM NOI DSCR (at LIBOR Cap),

iv.	Total Debt TTM NCF DSCR (at LIBOR Cap),

v.	Current Total Debt LTV,

Attachment A Page 9 of 9

17. (continued)

vi.	Maturity Total Debt LTV,

vii.	Total Debt TTM NOI DY,

viii.	Total Debt TTM NCF DY and

ix.	Total Debt per Room

of the Total Debt associated with the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt TTM NCF DSCR,” “Total Debt TTM NOI DSCR (at LIBOR Cap)” and “Total Debt TTM NCF DSCR (at LIBOR Cap)” to two decimal places and

b.	Round the “Current Total Debt LTV,” ”Maturity Total Debt LTV,” “Total Debt TTM NOI DY” and “Total Debt TTM NCF DY” to the nearest 1/10th of one percent.

18.	Using the:

a.	Master Servicing Fee Rate and

b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:

a.	Servicer Fee,

b.	Trustee & Paying Agent Fee and

c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:

a.	Mortgage Spread and

b.	Admin. Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Promissory Note	7 October 2016

Loan Agreement	7 October 2016

Mezzanine Loan Agreement	7 October 2016

Cash Management Agreement	7 October 2016

Mortgage Loan Interest Rate Cap Agreement	7 October 2016

Mezzanine Loan Interest Rate Cap Agreement	7 October 2016

Settlement Statement	7 October 2016

Servicing Tape	2 November 2016

Bloomberg Screenshot for LIBOR Cap Provider Rating	1 November 2016

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Seismic Reports	Various

Underwriter’s Summary Reports	9 September 2016

Pro Forma Title Policies	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Franchise Agreements	Various

Management Agreements	Various

Historical CapEx Report	Not Dated

STR Reports	Various

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)
Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year of Opening	Appraisal Report
Year of Renovation	Appraisal Report
Most Recent Year of Renovation	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Ownership Interest (see Note 2)	Pro Forma Title Policy
Brand	Franchise Agreement or Management Agreement
Franchise	Franchise Agreement or Management Agreement
Franchise Agreement Expiration Date	Franchise Agreement or Management Agreement
Franchise Agreement Expiration Year	Franchise Agreement or Management Agreement
Property Manager	Management Agreement
Management Agreement Expiration Date	Management Agreement
Management Agreement Expiration Year	Management Agreement

Third Party Information:

Characteristic	Source Document

Appraised Value	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Type	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML% (see Note 3)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 10

Underwriting Information: (see Note 4)

Characteristic	Source Document

2011 Historical CapEx	Underwriter’s Summary Report
2012 Historical CapEx	Underwriter’s Summary Report
2013 Historical CapEx	Underwriter’s Summary Report
2014 Historical CapEx	Underwriter’s Summary Report
2015 Historical CapEx	Underwriter’s Summary Report
Historical CapEx	Underwriter’s Summary Report
2016 Budgeted Capex	Underwriter’s Summary Report
2007 Room Revenue ($)	Underwriter’s Summary Report
2008 Room Revenue ($)	Underwriter’s Summary Report
2009 Room Revenue ($)	Underwriter’s Summary Report
2010 Room Revenue ($)	Underwriter’s Summary Report
2011 Room Revenue ($)	Underwriter’s Summary Report
2012 Room Revenue ($)	Underwriter’s Summary Report
2013 Room Revenue ($)	Underwriter’s Summary Report
2014 Room Revenue ($)	Underwriter’s Summary Report
2015 Room Revenue ($)	Underwriter’s Summary Report
TTM September 2016 Room Revenue ($)	Underwriter’s Summary Report
2007 Total Revenue ($)	Underwriter’s Summary Report
2008 Total Revenue ($)	Underwriter’s Summary Report
2009 Total Revenue ($)	Underwriter’s Summary Report
2010 Total Revenue ($)	Underwriter’s Summary Report
2011 Total Revenue ($)	Underwriter’s Summary Report
2012 Total Revenue ($)	Underwriter’s Summary Report
2013 Total Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
TTM September 2016 Total Revenue ($)	Underwriter’s Summary Report
2007 Total Expenses ($)	Underwriter’s Summary Report
2008 Total Expenses ($)	Underwriter’s Summary Report
2009 Total Expenses ($)	Underwriter’s Summary Report
2010 Total Expenses ($)	Underwriter’s Summary Report
2011 Total Expenses ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
TTM September 2016 Total Expenses ($)	Underwriter’s Summary Report
2007 NOI ($)	Underwriter’s Summary Report
2008 NOI ($)	Underwriter’s Summary Report
2009 NOI ($)	Underwriter’s Summary Report
2010 NOI ($)	Underwriter’s Summary Report
2011 NOI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
TTM September 2016 NOI ($)	Underwriter’s Summary Report
2007 NCF ($)	Underwriter’s Summary Report
2008 NCF ($)	Underwriter’s Summary Report
2009 NCF ($)	Underwriter’s Summary Report
2010 NCF ($)	Underwriter’s Summary Report
2011 NCF ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
TTM September 2016 NCF ($)	Underwriter’s Summary Report
UW Rooms Revenues	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Hotel Operating Information:

Characteristic	Source Document

2007 Rooms Occupied	Underwriter’s Summary Report
2008 Rooms Occupied	Underwriter’s Summary Report
2009 Rooms Occupied	Underwriter’s Summary Report
2010 Rooms Occupied	Underwriter’s Summary Report
2011 Rooms Occupied	Underwriter’s Summary Report
2012 Rooms Occupied	Underwriter’s Summary Report
2013 Rooms Occupied	Underwriter’s Summary Report
2014 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
TTM September 2016 Rooms Occupied	Underwriter’s Summary Report
2007 Rooms Available	Underwriter’s Summary Report
2008 Rooms Available	Underwriter’s Summary Report
2009 Rooms Available	Underwriter’s Summary Report
2010 Rooms Available	Underwriter’s Summary Report
2011 Rooms Available	Underwriter’s Summary Report
2012 Rooms Available	Underwriter’s Summary Report
2013 Rooms Available	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 10

Hotel Operating Information: (continued)

Characteristic	Source Document

TTM September 2016 Rooms Available	Underwriter’s Summary Report
2007 Occupancy	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
TTM September 2016 Occupancy	Underwriter’s Summary Report
2007 Average Daily Room Rate ($)	Underwriter’s Summary Report
2008 Average Daily Room Rate ($)	Underwriter’s Summary Report
2009 Average Daily Room Rate ($)	Underwriter’s Summary Report
2010 Average Daily Room Rate ($)	Underwriter’s Summary Report
2011 Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM September 2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
2007 RevPAR ($)	Underwriter’s Summary Report
2008 RevPAR ($)	Underwriter’s Summary Report
2009 RevPAR ($)	Underwriter’s Summary Report
2010 RevPAR ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
TTM September 2016 RevPAR ($)	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
2010 Occupancy Penetration Index	STR Report
2011 Occupancy Penetration Index	STR Report
2012 Occupancy Penetration Index	STR Report
2013 Occupancy Penetration Index	STR Report
2014 Occupancy Penetration Index	STR Report
2015 Occupancy Penetration Index	STR Report

Exhibit 2 to Attachment A Page 5 of 10

Hotel Operating Information: (continued)

Characteristic	Source Document

TTM September 2016 Occupancy Penetration Index	STR Report
2010 ADR Penetration Index	STR Report
2011 ADR Penetration Index	STR Report
2012 ADR Penetration Index	STR Report
2013 ADR Penetration Index	STR Report
2014 ADR Penetration Index	STR Report
2015 ADR Penetration Index	STR Report
TTM September 2016 ADR Penetration Index	STR Report
2010 RevPAR Penetration Index	STR Report
2011 RevPAR Penetration Index	STR Report
2012 RevPAR Penetration Index	STR Report
2013 RevPAR Penetration Index	STR Report
2014 RevPAR Penetration Index	STR Report
2015 RevPAR Penetration Index	STR Report
TTM September 2016 RevPAR Penetration Index	STR Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Upfront PIP/CapEx Reserve	Settlement Statement
Monthly PIP/CapEx Reserve	Loan Agreement
Immediate Repairs Initial Deposit Amount	Settlement Statement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Note Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement
Original Allocated Mezzanine Loan Balance	Mezzanine Loan Agreement
First Payment Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Late Fee (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Late Fee (see Notes 5 and 6)	Loan Agreement and Mezzanine Loan Agreement
Mortgage Spread	Loan Agreement
Mezz Spread	Mezzanine Loan Agreement
First Extension Spread Increase (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Fourth Extension Spread Increase (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Mortgage Accrual Basis	Loan Agreement
Mezz Loan Accrual Basis	Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 5)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
Interest Rate Adjustment Frequency (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Amount Floored (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 5)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 5)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 5)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F) (see Note 5)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Exit Fee	Loan Agreement
Prepayment String	Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox In-Place (Y/N)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 7)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreement
Debt Yield Extension Test (1st Extension Option)	Loan Agreement
Debt Yield Extension Test (2nd Extension Option)	Loan Agreement
Debt Yield Extension Test (3rd Extension Option)	Loan Agreement
Debt Yield Extension Test (4th Extension Option)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Debt Yield Trigger (Initial Term)	Loan Agreement
Debt Yield Trigger (1st Extension Option)	Loan Agreement
Debt Yield Trigger (2nd Extension Option)	Loan Agreement
Debt Yield Trigger (3rd Extension Option)	Loan Agreement
Debt Yield Trigger (4th Extension Option)	Loan Agreement

Notes:

1.	For the purpose of comparing the:

a.	Street Address,

b.	City and

c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Ownership Interest” characteristic for the Properties identified on the Preliminary Data File as “SpringHill Suites Plymouth Meeting” and “Sheraton Bucks County,” the Depositor instructed us to use “Fee” for the “Ownership Interest” characteristic, even though the information in the applicable Source Document indicates “Fee and Leasehold.”

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML%” characteristics only for Properties that have a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the:

a.	Note Date,

b.	First Payment Date,

c.	Initial Maturity Date,

d.	Extension Options (Yes/No),

e.	Extension Options Description,

f.	Fully Extended Maturity Date,

g.	Payment Grace Period Event of Default,

h.	Payment Grace Period Late Fee,

i.	Balloon Grace Period Event of Default,

j.	Balloon Grace Period Late Fee,

k.	First Extension Spread Increase,

l.	Second Extension Spread Increase,

m.	Third Extension Spread Increase,

n.	Fourth Extension Spread Increase,

o.	Rate Type,

p.	Amortization Type (During Initial Term and Extended Term),

q.	Interest Accrual Period Start,

r.	Interest Accrual Period End,

s.	Interest Rate Adjustment Frequency,

t.	LIBOR Rounding Methodology,

u.	LIBOR Lookback Days,

v.	LIBOR Floor,

w.	Amount Floored,

x.	LIBOR Cap,

y.	LIBOR Cap Expiration Date,

z.	LIBOR Cap Provider and

aa.	LIBOR Cap Provider Rating (M/S&P/F)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through aa. above.

6.	The Depositor instructed us to use the “Payment Grace Period Late Fee,” as shown in the applicable Source Document, for the “Balloon Grace Period Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period of the Mortgage Loan and Mezzanine Loan.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if:

a.	During the term of the loan, in the event that the Property is not subject to a qualified management agreement, the Borrower and operating lessee shall each establish and maintain an account (each, a “Lockbox Account”) and upon establishing the Lockbox Account, all monies deposited into the Lockbox Account shall be deemed additional security for the debt or

b.	At any time the Property shall be subject to a management agreement, the Borrower and operating lessee shall, and shall cause the property manager to, deposit all amounts to be paid to the Borrower or operating lessee under the management agreement directly into the cash management account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No. Property ID
Property Name
Existing Additional Debt
Additional Debt Type
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.